Investment Strategy - Capital Group Multi-Asset Income Builder ETF	Oct. 08, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]

The fund normally invests at least 90% of its assets in income-producing securities (with at least 50% of its assets in common stocks and other equity securities, including preferred stocks and convertible preferred stocks). In seeking to provide a level of current income that exceeds the average yield on U.S. stocks, the fund generally looks to the average yield on stocks of companies listed on the S&P 500 Index. The fund may also invest significantly in common stocks and other equity securities, including preferred stocks and convertible preferred stocks, outside the United States.

In addition, the fund will invest in one or more fixed-income exchange-traded funds (ETFs) managed and advised by the fund's investment adviser (each, an “underlying fund”). Through such ETFs, the fund will attain exposure to bonds and other debt securities (across a wide range of maturities, durations and credit qualities), including U.S. government securities. The proportion of equities, fixed-income ETF(s) and money market instruments and cash held by the fund, as well as the selection of the underlying fixed-income ETF(s), varies with market conditions and the investment adviser's assessment of their relative attractiveness as investment opportunities.

The fund is nondiversified, which means it may invest a greater portion of its assets in fewer issuers than would otherwise be the case.

The investment adviser uses a system of multiple portfolio managers in managing assets. Under this approach, a portfolio is divided into segments managed by individual managers. For more information regarding the investment process of the fund, see the “Management and organization” section of this prospectus.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.